Consolidated Balance Sheets ¥ in Thousands, $ in Thousands		Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Current assets
Cash		$ 15,656	¥ 109,486	¥ 2,772
Accounts receivable, net		135	945	733
Amounts due from related parties		480	3,357	3,436
Prepayments and other current assets		5,438	38,026	40,040
Inventory		329	2,301	237
Total current assets		22,038	154,115	47,218
Property and equipment		112	782	1,060
Right-of-use assets		520	3,635	9,589
Other non-current assets		368	2,569	3,156
Total non-current assets		1,000	6,986	13,805
Total assets		23,038	161,101	61,023
Current liabilities
Accounts payable		745	5,213	4,398
Contract liabilities, current		10,828	75,718	88,103
Bank loans		2,485	17,375	10,000
Convertible notes payable		2,638	18,449
Financial liabilities		3,567	24,949	20,990
Shareholder loans, at amortized cost		9,495	66,404	248,643
Accrued expenses and other current liabilities		13,715	95,913	89,224
Operating lease liabilities, current		332	2,319	4,961
Total current liabilities		44,307	309,851	479,398
Contract liabilities, non-current		1,874	13,104	12,223
Operating lease liabilities, non-current		52	364	4,042
Total non-current liabilities		1,926	13,468	16,265
Total liabilities		46,233	323,319	495,663
Commitments and Contingencies
Mezzanine equity:
Total mezzanine equity				1,303,041
SHAREHOLDERS’ DEFICIT
Additional paid – in capital		238,588	1,668,465	47,006
Accumulated other comprehensive loss		(14,001)	(97,912)	(99,395)
Accumulated deficit		(251,988)	(1,762,180)	(1,715,536)
Total shareholders’ deficit attributable to ordinary shareholders of Yimutian Inc.		(27,372)	(191,426)	(1,767,894)
Non-controlling interests		4,177	29,208	30,213
Total shareholders’ deficit		(23,195)	(162,218)	(1,737,681)
Total liabilities, mezzanine equity and shareholders’ deficit		23,038	161,101	61,023
Related Party
Current liabilities
Amounts due to related parties		502	3,511	13,079
Series A Redeemable Convertible Preferred Shares
Mezzanine equity:
Convertible preferred shares	[1]			56,098
Series B Redeemable Convertible Preferred Shares
Mezzanine equity:
Convertible preferred shares	[1]			787,739
Subscription receivable				(134,455)
Series C Redeemable Convertible Preferred Shares
Mezzanine equity:
Convertible preferred shares	[1]			181,992
Subscription receivable				(29,026)
Series C-1 Redeemable Convertible Preferred Shares
Mezzanine equity:
Convertible preferred shares	[1]			153,660
Subscription receivable				(38,955)
Series C-2 Redeemable Convertible Preferred Shares
Mezzanine equity:
Convertible preferred shares	[1]			189,873
Series D Redeemable Convertible Preferred Shares
Mezzanine equity:
Convertible preferred shares	[1]			136,115
Class A Ordinary Shares [Member]
SHAREHOLDERS’ DEFICIT
Ordinary shares value	[1]	26	177	31
Class B Ordinary Shares [Member]
SHAREHOLDERS’ DEFICIT
Ordinary shares value	[1]	$ 3	¥ 24

[1]	On May 12, 2025, the Company amended its memorandum and articles of association to increase the authorized share capital to 20,000,000,000 shares, comprising 16,000,000,000 Class A ordinary shares and 800,000,000 Class B ordinary shares, with the remaining 3,200,000,000 shares to be designated by the Board of Directors, with a par value of US$0.00001 each. On August 19, 2025, the Company completed its initial public offering (IPO) and was listed on Nasdaq, all preferred shares were converted into Class A ordinary shares.